Schedule of Investments (unaudited) December 31, 2019	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Non-Agency Mortgage-Backed Securities — 0.4%

Collateralized Mortgage Obligations — 0.4%
Seasoned Credit Risk Transfer Trust:
Series 2018-4, Class MA, 3.50%, 03/25/58	USD	1,134	$1,175,230
Series 2019-2, Class MA, 3.50%, 08/25/58		653	678,981

			1,854,211

Total Non-Agency Mortgage-Backed Securities — 0.4% (Cost: $1,770,879)			1,854,211

U.S. Government Sponsored Agency Securities — 155.8%

Collateralized Mortgage Obligations — 9.7%
Federal Home Loan Mortgage Corp.:
Series 3745, Class ZA, 4.00%, 10/15/40		356	387,825
Series 3780, Class ZA, 4.00%, 12/15/40		672	732,133
Series 3960, Class PL, 4.00%, 11/15/41		900	990,223
Series 4325, Class ZX, 4.50%, 04/15/44		2,451	2,772,850
Series 4384, Class LB, 3.50%, 08/15/43		1,500	1,579,457
Federal National Mortgage Association:
Series 1996-48, Class Z, 7.00%, 11/25/26		174	187,871
Series 2010-134, Class KZ, 4.50%, 12/25/40		490	521,213
Series 2010-141, Class LZ, 4.50%, 12/25/40		360	392,771
Series 2011-8, Class ZA, 4.00%, 02/25/41		2,616	2,753,694
Series 2011-131, Class LZ, 4.50%, 12/25/41		325	345,060
Series 2017-76, Class PB, 3.00%, 10/25/57		1,125	1,127,328
Federal National Mortgage Association Variable Rate Notes, Series 2018-32, Class PS, (LIBOR USD 1 Month + 7.23%), 5.14%, 05/25/48(a)		1,797	1,958,894
Government National Mortgage Association:
Series 2009-122, Class PY, 6.00%, 12/20/39		698	778,612
Series 2016-123, Class LM, 3.00%, 09/20/46		400	414,601
Series 2019-5, Class P, 3.50%, 07/20/48		766	791,620
Government National Mortgage Association Variable Rate Notes(b):
Series 2009-31, Class PT, 3.64%, 05/20/39		276	285,360
Series 2014-107, Class WX, 6.83%, 07/20/39		1,285	1,459,102
Series 2015-55, Class A, 5.39%, 03/16/36		9,846	10,973,874
Series 2015-103, Class B, 6.91%, 01/20/40		6,112	6,945,740
Series 2015-187, Class C, 5.27%, 03/20/41		10,617	12,119,787

			47,518,015

Commercial Mortgage-Backed Securities — 1.0%
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
Series 2019-SB60, Class A10F, 3.31%, 01/25/29		1,699	1,757,840
Series 2019-SB61, Class A10F, 3.17%, 01/25/29		1,415	1,460,231
Federal National Mortgage Association ACES Variable Rate Notes, Series 2019-M1, Class A2, 3.56%, 09/25/28(b)		919	993,741
Government National Mortgage Association:
Series 2019-7, Class V, 3.00%, 05/16/35		170	175,431
Series 2019-53, Class V, 2.75%, 08/16/31		446	452,555

			4,839,798

Interest Only Collateralized Mortgage Obligations — 1.2%
Federal Home Loan Mortgage Corp., Series 4062, Class GI, 4.00%, 02/15/41		111	10,133
Federal Home Loan Mortgage Corp. Variable Rate Notes, Series 4901, Class CS, (LIBOR USD 1 Month + 6.10%), 4.36%, 07/25/49(a)		4,942	870,977

Security	Par (000)		Value

Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association:
Series 2013-10, Class PI, 3.00%, 02/25/43	USD	147	$13,029
Series 2014-68, Class YI, 4.50%, 11/25/44		181	32,996
Series 2017-68, Class IE, 4.50%, 09/25/47		4,793	854,358
Series 2018-63, 3.00%, 09/25/48		812	130,815
Federal National Mortgage Association Variable Rate Notes(a):
Series 2015-66, Class AS, (LIBOR USD 1 Month + 6.25%), 4.46%, 09/25/45		6,763	1,098,890
Series 2016-60, Class SD, (LIBOR USD 1 Month + 6.10%), 4.31%, 09/25/46		1,050	178,256
Series 2016-78, Class CS, (LIBOR USD 1 Month + 6.10%), 4.31%, 05/25/39		1,314	222,812
Series 2016-81, Class CS, (LIBOR USD 1 Month + 6.10%), 4.31%, 11/25/46		1,864	302,620
Series 2017-70, Class SA, (LIBOR USD 1 Month + 6.15%), 4.36%, 09/25/47		1,419	285,930
Series 2019-25, Class SA, (LIBOR USD 1 Month + 6.05%), 4.26%, 06/25/49		4,889	955,959
Series 2019-35, Class SA, (LIBOR USD 1 Month + 6.10%), 4.31%, 07/25/49		2,715	472,486
Government National Mortgage Association:
Series 2014-113, Class NI, 5.00%, 07/20/44		220	48,438
Series 2017-139, Class IB, 4.50%, 09/20/47		706	117,771
Series 2017-144, Class DI, 4.50%, 09/20/47		536	82,959
Series 2018-89, Class CI, 5.00%, 12/20/47		685	141,798

			5,820,227

Interest Only Commercial Mortgage-Backed Securities — 1.7%
Federal National Mortgage Association ACES Variable Rate Notes, Series 2015-M1, Class X2, 0.54%, 09/25/24(b)		37,766	808,455
Government National Mortgage Association Variable Rate Notes:
Series 2016-22, 0.77%, 11/16/55(b)		21,431	1,077,824
Series 2016-45, 0.99%, 02/16/58(b)		14,592	980,195
Series 2016-92, 1.00%, 04/16/58(b)		4,940	334,991
Series 2016-110, 1.03%, 05/16/58(b)		4,931	352,200
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(a)		10,912	890,269
Series 2016-151, 1.09%, 06/16/58(b)		16,673	1,255,649
Series 2017-53, 0.69%, 11/16/56(b)		20,286	1,086,430
Series 2017-61, 0.77%, 05/16/59(b)		4,736	312,704
Series 2017-64, 0.72%, 11/16/57(b)		6,775	407,099
Series 2017-72, 0.68%, 04/16/57(b)		11,773	682,596

			8,188,412

Mortgage-Backed Securities — 142.2%
Federal Home Loan Mortgage Corp.:
3.00%, 06/01/35 - 07/01/35		1,512	1,552,773
3.50%, 07/01/26 - 09/01/26		48	50,016
4.00%, 04/01/20 - 05/01/26		179	187,221
5.00%, 05/01/35 - 12/01/38		98	107,740
5.65%, 05/01/37 - 12/01/37		1,001	1,087,021
5.75%, 08/01/37 - 04/01/38		1,589	1,734,583
7.50%, 03/01/27		—(c)	89
Federal National Mortgage Association:
3.13%, 09/01/27		936	983,532
3.16%, 03/01/27		1,441	1,513,627
3.40%, 04/01/41		164	165,174
3.50%, 11/01/46		1,831	1,918,937
4.45%, 03/01/36 - 06/01/36		790	817,905
4.94%, 01/01/35 - 05/01/35		183	186,951
5.00%, 04/01/36		101	104,418
5.20%, 08/01/34 - 09/01/34		228	234,022
5.25%, 08/01/37 - 09/01/37		999	1,064,467

1

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock GNMA Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Mortgage-Backed Securities (continued)
5.54%, 01/01/35	USD	74	$76,687
5.75%, 04/01/37		401	427,713
5.80%, 07/01/34		48	48,812
5.94%, 09/01/34		76	78,956
6.50%, 09/01/28 - 02/01/31		1,544	1,707,352
Government National Mortgage Association:
2.50%, 01/15/50(d)		14,130	14,190,163
3.00%, 05/15/42 - 09/20/46		17,562	18,135,038
3.00%, 01/15/50(d)		122,654	126,012,611
3.50%, 04/15/41 - 08/20/49		127,701	133,504,127
3.50%, 08/20/42 - 11/20/47(e)		79,296	83,048,430
3.50%, 01/15/50(d)		410	422,540
4.00%, 10/20/41 - 12/20/47		66,697	70,175,624
4.00%, 01/15/50 - 02/15/50(d)		22,662	23,459,493
4.50%, 12/15/34 - 09/20/44		20,416	21,904,132
4.50%, 03/20/49(e)		20,671	21,592,378
4.50%, 01/15/50(d)		51,296	53,628,365
5.00%, 09/15/28 - 09/20/48		31,037	33,698,145
5.00%, 01/15/50(d)		13,100	13,791,844
5.30%, 12/15/36 - 04/15/37		239	255,492
5.50%, 03/15/32 - 12/15/34		8,430	9,399,002
5.64%, 02/15/37 - 06/15/37		2,108	2,316,742
5.65%, 05/20/37 - 02/20/38		1,150	1,231,716
5.75%, 08/20/37 - 04/20/38		601	641,050
5.80%, 11/15/36 - 03/15/37		1,941	2,122,798
6.00%, 03/20/28 - 01/15/39		10,712	12,065,883
6.50%, 09/20/27 - 10/20/40		4,269	4,780,795
7.00%, 03/20/24 - 05/20/27		17	17,984
7.50%, 04/20/23 - 10/20/25		2	2,595
8.00%, 05/15/21 - 05/15/30		49	51,019
8.50%, 03/15/20 - 02/15/25		19	19,112
9.00%, 02/15/20 - 10/15/21		3	3,401
9.50%, 09/15/20 - 09/15/22		3	2,699
Uniform Mortgage-Backed Securities:
2.50%, 01/25/35(d)		154	155,408
3.00%, 07/01/35 - 06/01/43		21,862	22,491,063
3.50%, 01/25/35(d)		1,796	1,861,596
3.50%, 03/01/43 - 08/01/43		2,101	2,213,472
4.00%, 07/01/43		3,614	3,867,723
5.00%, 01/01/21 - 07/01/35		1,662	1,831,867
5.25%, 07/01/37 - 08/01/37		623	668,245
5.50%, 12/01/32 - 04/01/35		137	152,339
6.50%, 08/01/35		789	891,172

			694,654,059

Total U.S. Government Sponsored Agency Securities — 155.8% (Cost: $754,828,359)			761,020,511

U.S. Treasury Obligations — 1.5%
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24		4,775	4,852,533

Security	Par (000)		Value

U.S. Treasury Obligations (continued)
0.25%, 07/15/29	USD	2,616	$2,641,165

Total U.S. Treasury Obligations — 1.5% (Cost: $7,442,427)			7,493,698

Total Long-Term Investments — 157.7% (Cost: $764,041,665)			770,368,420

	Shares

Short-Term Securities — 2.4%

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f)*		2,441,236	2,441,236

Total Money Market Funds — 0.5% (Cost: $2,441,236)			2,441,236

	Par (000)

U.S. Treasury Obligations — 1.9%
U.S. Treasury Bills(g):
1.49%, 01/21/20		3,125	3,122,576
1.50%, 01/28/20		6,000	5,993,662

Total U.S. Treasury Obligations — 1.9% (Cost: $9,115,662)			9,116,238

Total Short-Term Securities — 2.4% (Cost: $11,556,898)			11,557,474

Total Options Purchased — 0.0% (Cost: $313,850)			165,881

Total Investments Before Options Written and TBA Sale Commitments — 160.1% (Cost: $775,912,413)			782,091,775

Total Options Written — (0.0)% (Premium Received — $113,395)			(42,187)

TBA Sale Commitments — (15.0)%(d)

Mortgage-Backed Securities — (15.0)%
Government National Mortgage Association:
3.50%, 01/15/50		54,257	(55,924,751)
4.00%, 01/15/50		4,770	(4,936,950)
Uniform Mortgage-Backed Securities:
3.00%, 01/25/50		8,168	(8,284,139)
3.50%, 01/25/50		364	(374,451)
4.00%, 01/25/50		3,525	(3,666,275)

Total TBA Sale Commitments — (15.0)% (Proceeds: $73,245,210)			(73,186,566)

Total Investments Net of Options Written and TBA Sale Commitments — 145.1% (Cost: $702,553,808)			708,863,022

Liabilities in Excess of Other Assets — (45.1)%			(220,388,800)

Net Assets — 100.0%			$488,474,222

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Amount is less than 500.
(d)	Represents or includes a TBA transaction.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

2

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock GNMA Portfolio

(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.
*

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,823,418	(382,182)	2,441,236	$2,441,236	$18,472	$6	$—

(a)	Includes net capital gain distributions, if applicable.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	1.99%	12/17/19	01/21/20	$6,349,000	$6,354,264	U.S. Government Sponsored Agency Securities	Up to 30 days
Credit Suisse Securities (USA) LLC	1.99	12/17/19	01/21/20	21,078,000	21,093,147	U.S. Government Sponsored Agency Securities	Up to 30 days
HSBC Securities (USA), Inc.	2.05	12/19/19	01/21/20	35,050,000	35,067,963	U.S. Government Sponsored Agency Securities	Up to 30 days

				$62,477,000	$62,515,374

3

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock GNMA Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
U.S. Treasury 2 Year Note	127	03/31/20	$27,369	$4,743
90-day Eurodollar	96	09/14/20	23,608	5,868

				10,611

Short Contracts
90-day Eurodollar	20	03/16/20	4,913	(1,528)
U.S. Treasury 10 Year Note	309	03/20/20	39,682	201,417
U.S. Treasury 10 Year Ultra Note	33	03/20/20	4,643	67,144
U.S. Treasury Long Bond	55	03/20/20	8,575	222,920
U.S. Treasury Ultra Bond	6	03/20/20	1,090	36,177
U.S. Treasury 5 Year Note	59	03/31/20	6,998	29,409
90-day Eurodollar	20	06/15/20	4,916	3,946
90-day Eurodollar	10	12/14/20	2,460	1,449
90-day Eurodollar	10	03/15/21	2,461	(2,551)
90-day Eurodollar	10	06/14/21	2,461	2,867

				561,250

				$571,861

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Put
2-Year Interest Rate Swap	2.00%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/22/20	2.00%	USD	38,500	$13
5-Year Interest Rate Swap	2.72%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	2.72%	USD	5,500	1
10-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/20/20	3.20%	USD	13,400	24
10-Year Interest Rate Swap	2.11%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	08/17/20	2.11%	USD	15,000	165,843

										$165,881

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value

Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.45%	Semi-Annual	Deutsche Bank AG	01/16/20	1.45%	USD	6,900	$(68)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.66%	Semi-Annual	Citibank NA	03/12/20	1.66%	USD	12,400	(42,119)

										$(42,187)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

3.07%	Semi-Annual	3 month LIBOR	Quarterly	10/11/20	USD	16,350	$(199,445)	$—	$(199,445)
3.05%	Semi-Annual	3 month LIBOR	Quarterly	10/15/20	USD	16,350	(195,001)	98	(195,099)
3.11%	Semi-Annual	3 month LIBOR	Quarterly	10/23/20	USD	16,350	(208,261)	—	(208,261)
3.06%	Semi-Annual	3 month LIBOR	Quarterly	10/25/20	USD	16,350	(200,039)	—	(200,039)

4

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock GNMA Portfolio

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

2.66%	Semi-Annual	3 month LIBOR	Quarterly	02/06/23	USD	12,000	$(445,790)	$—	$(445,790)
2.87%	Semi-Annual	3 month LIBOR	Quarterly	03/23/23	USD	9,600	(425,825)	—	(425,825)
3 month LIBOR	Quarterly	2.61%	Semi-Annual	02/07/24	USD	5,400	234,232	—	234,232
2.71%	Semi-Annual	3 month LIBOR	Quarterly	03/18/24	USD	13,300	(634,213)	—	(634,213)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	05/22/28	USD	1,750	177,086	—	177,086
2.85%	Semi-Annual	3 month LIBOR	Quarterly	12/21/28	USD	2,000	(162,648)	—	(162,648)
2.64%	Semi-Annual	3 month LIBOR	Quarterly	03/14/29	USD	2,700	(193,355)	—	(193,355)
3 month LIBOR	Quarterly	2.52%	Semi-Annual	04/08/29	USD	4,000	221,578	—	221,578
3 month LIBOR	Quarterly	1.45%	Semi-Annual	08/19/29	USD	2,100	(78,092)	—	(78,092)
2.03%	Semi-Annual	3 month LIBOR	Quarterly	09/09/29	USD	8,200	(138,626)	—	(138,626)
3 month LIBOR	Quarterly	1.47%	Semi-Annual	09/09/29	USD	1,800	(62,959)	—	(62,959)
1.59%	Semi-Annual	3 month LIBOR	Quarterly	09/12/29	USD	1,400	33,479	—	33,479

							$(2,277,879)	$98	$(2,277,977)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

3 month LIBOR	London Interbank Offered Rate	1.91%

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

TBA	To-be-announced

5

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock GNMA Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$770,368,420	$—	$770,368,420
Short-Term Securities:
Money Market Funds	2,441,236	—	—	2,441,236
U.S. Treasury Obligations	—	9,116,238	—	9,116,238
Options Purchased:
Interest rate contracts	—	165,881	—	165,881
Liabilities:
Investments:
TBA Sale Commitments	—	(73,186,566)	—	(73,186,566)

	$2,441,236	$706,463,973	$—	$708,905,209

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$575,940	$666,375	$—	$1,242,315
Liabilities:
Interest rate contracts	(4,079)	(2,986,539)	—	(2,990,618)

	$571,861	$(2,320,164)	$—	$(1,748,303)

(a)	See above Schedule of Investments for values in each security type.
(b)

Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, Reverse Repurchase Agreements of $62,515,374 are categorized as Level 2 within the disclosure hierarchy.

6